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              NICHOLAS/APPLEGATE-Registered Trademark- mutual funds

                           SUPPLEMENT TO PROSPECTUSES

             Series A, B & C Global Portfolios dated August 2, 1996t
                Global Qualified Portfolios dated August 2, 1996
              Global Institutional Portfolios dated August 2, 1996



                                  MARCH 3, 1997



The name of the International Growth Fund has been changed to the International Small Cap Growth Fund, in order to more accurately reflect its investment policies. The names of each of the International Growth Portfolios have correspondingly been changed to the International Small Cap Growth Portfolios.
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              NICHOLAS/APPLEGATE-Registered Trademark- mutual funds

                SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION

       Series A, B, C and Institutional Portfolios dated October 30, 1996
                    Qualified Portfolios dated August 2, 1996


                                  MARCH 3, 1997



The name of the International Growth Fund has been changed to the International Small Cap Growth Fund, in order to more accurately reflect its investment policies. The names of each of the International Growth Portfolios have correspondingly been changed to the International Small Cap Growth Portfolios.